Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Youku Tudou (Details)
$ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions
	1 Months Ended					12 Months Ended
	Apr. 30, 2017 shares	Apr. 30, 2016 USD ($) $ / shares	Apr. 30, 2016 CNY (¥)	May 31, 2014 USD ($) director	May 31, 2014 CNY (¥) director	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Apr. 30, 2016 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill							¥ 81,645	¥ 41,933	$ 18,221	¥ 125,420
Licensed Copyrights of Video Content										¥ 327
Total purchase price comprised of:
- cash consideration			¥ 28,724			¥ 41,836	¥ 3,055	¥ 16,291
- fair value of previously held equity interests			6,376
Total			35,100
Youku Tudou
Acquisition
Number of director appointed to investee | director				1	1
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods						20 years
User base and customer relationships | Maximum
Total purchase price comprised of:
Estimated amortization periods						6 years
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods						5 years
Youku Tudou
Acquisition
Equity interest held in subsidiary (as a percentage)											98.00%
Minority interest (as a percent)											2.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired											¥ 5,836
Goodwill											26,395
Deferred tax assets											73
Deferred tax liabilities											(1,167)
Noncontrolling interests											(773)
Total											35,100
Total purchase price comprised of:
- cash consideration		$ 4,443	¥ 28,724
Cash and cash equivalents and short-term interest-bearing deposits											5,857
Weighted average amortization period		17 years 4 months 24 days	17 years 4 months 24 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition						¥ 518
Maximum percentage available to be purchased by the former management and shareholders		15.00%	15.00%
Issuance of ordinary shares to settle options (in shares) | shares	1.3
Restricted share units issued to settle options and contain vesting conditions pursuant to a non compete agreement (in shares) | shares	3.4
Youku Tudou | Maximum
Total purchase price comprised of:
Estimated amortization periods		20 years	20 years
Youku Tudou | ADS
Acquisition
Purchase price (in USD per share) | $ / shares		$ 27.60
Youku Tudou | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											4,047
Youku Tudou | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											284
Youku Tudou | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											143
Youku Tudou | Others
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											262
Youku Tudou | Licensed copyrights of video content
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											¥ 703
Ordinary Shares | Youku Tudou
Acquisition
Equity interest (as a percent)				16.50%	16.50%
Purchase consideration, equity method				$ 1,090	¥ 6,723